Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Senior Notes	$ 0	$ 30,000
Finite-Lived Intangible Asset, Useful Life	8 years 7 months 6 days
Number of Reporting Units	6
Goodwill	$ 1,501,450	1,395,383	$ 1,179,825
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	5 years
FirstService Residential Segment [Member]
Goodwill	$ 350,036	337,867	320,318
FirstService Brands Segment [Member]
Goodwill	1,151,414	$ 1,057,516	$ 859,507
FirstService Brands Segment [Member] | Restoration Reporting Unit [Member]
Goodwill	560,040
FirstService Brands Segment [Member] | Roofing Reporting Unit [Member]
Goodwill	363,466
FirstService Brands Segment [Member] | Fire Reporting Unit [Member]
Goodwill	144,484
FirstService Brands Segment [Member] | Home Improvement Reporting Unit [Member]
Goodwill	$ 83,424
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Senior Unsecured Notes [Member]
Senior Notes	$ 185,000
Minimum [Member]
Finite Lived Intangible Asset Useful Life Franchise Rights	2.50%
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Order or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life	6 months
Maximum [Member]
Finite Lived Intangible Asset Useful Life Franchise Rights	15.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	15 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	35 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Order or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life	12 months
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years